Scout SM
Bond Fund


A no-load mutual fund
with primary emphasis
on maximum current income consistent with its quality and maturity standards.


Quarterly Report
March 31, 1998



TO THE SHAREHOLDERS

Scout Bond Fund's share price did not change for the quarter ended March 31, 1998, remaining at $11.17 per share. However, investors earned a total return from reinvested dividend distributions of 1.4% for the quarter. The Fund seeks to provide maximum current income consistent with its quality and maturity standards by investing in fixed-income obligations.

The bond markets entered the year with a bias toward lower interest rates, but had difficulty maintaining confidence in that outlook during the first quarter. The Federal Reserve held the Fed Funds rate steady at 5.50%. A mixed bag of economic releases provided the impetus for a series of wide trading swings within a 40-basis-point range. For example, the 10-year Treasury note began the quarter at a yield of 5.73%, but dropped quickly to 5.35% on January 12. The yield bounced between those levels for the remainder of the quarter before finishing at 5.65%.

The yield curve remained extremely flat at the close of the quarter, with the 10-year Treasury note yielding only 10 basis points more than the 2-year note, providing very little incentive to extend maturities. The Fund performed well during the quarter despite its aversion to credit risk. We continue to avoid the higher-risk sectors of the corporate market, such as financial companies and BBB-rated companies. We enhanced yield by replacing those sectors with greater exposure to the GNMA market, capturing higher yields without exposing the Fund to additional credit risk.

The Fund will maintain a moderate average maturity, in keeping with our belief that current economic conditions make it virtually impossible to predict the direction of interest rates.
We believe the Fund remains an outstanding choice for investors seeking a stable fixed-income return while avoiding the volatility associated with interest rate speculation or aggressive exposure to credit risk. Your continued participation in the Scout Bond Fund as part of your investment portfolio is appreciated. We welcome your comments and questions.

Chart - Hypothetical Growth of $10,000

Chart - Taxable Yield Curves

Chart - Comparative Rates of Return
                                      1 1/4 Yrs 3 1/4 Yrs 7 1/4 Yrs 15 1/4 Yrs
Scout Bond Fund                        6.97%     8.01%     6.95%      8.18%
Lipper Short Inv. Grade Fund Index*    6.00%     7.08%     6.47%      N.A.
Lehman Bros. Gov./Corp. Int.*          7.57%     8.78%     7.79%      9.32%

  Scout Bond Fund's average annual compound returns for 1-, 5- and 10-year periods ended March 31, 1998, are 9.1%, 5.4% and 7.2%, respectively.
  Performance data contained in this report are for past periods only. Past performance is not predictive of future performance. Investment return and share value will flucuate, and redemption value may be more or less than the original cost. *Unmanaged index of stocks, bonds, or mutual funds (there are no direct investments or fees in these indicies).

Chart - Fund Diversification

  Short-Term             3.93%
  Corporate             40.29%
  Government & Agency   55.78%


Sincerely,
/s/George W. Roots
George W. Root
UMB Investment Advisors


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal invested.



FINANCIAL STATEMENTS
Statement of Net Assets
March 31, 1998 (unaudited)

        Principal                                                       Market
        Amount  Description                                             Value

CORPORATE BONDS - 40.29%
$	500,000	Albertson's Incorporated, Medium Term Notes,
                6.18%, due March 22, 2000                      $       502,270
	500,000	Albertson's Incorporated Notes,
                6.375%, due June 1, 2000                               504,460
	500,000	Amoco Canada Petroleum
                Company Notes,
                7.25%, due December 1, 2002                            523,610
	500,000	Baltimore Gas & Electric Company,
                1st & Refunding Mortgage,
                6.50%, due February 15, 2003                           507,795
	500,000	BellSouth Telecommunications
                Incorporated Notes,
                6.25%, due May 15, 2003                                505,340
	500,000	BellSouth Telecommunications
                Incorporated Notes,
                6.375%, due June 15, 2004                              505,380
	500,000	Carolina Power & Light Company,
                1st Mortgage,
                5.00%, due September 15, 1998                          498,010
	500,000	Carolina Power & Light Company,
                1st Mortgage,
                5.875%, due January 15, 2004                           492,990
	500,000	Chevron Canada Financial Limited,
                Guaranteed Notes,
                5.60%, due April 1, 1998                               500,000
	500,000	Consolidated Edison Company New York,
                Incorporated Debentures,
                6.625%, due February 1, 2002                           506,350
	500,000	Cooper Industries Inc.,
                Medium Term Notes,
                5.88%, due February 20, 2003                           495,540
	500,000	Delmarva Power & Light Company,
                Medium Term Notes,
                7.50%, due May 1, 1999                                 508,520
      1,000,000 Dillard Department Stores Incorporated,
                6.875%, due June 1, 2005                             1,027,330
	500,000	duPont (E.I.) deNemours &
                Company Notes,
                6.75%, due October 15, 2002                            512,040
	500,000	Duke Power Company,
                1st & Refunding Mortgage,
                5.17%, due September 1, 1998                           498,505
	500,000	Duke Power Company,
                1st & Refunding Mortgage,
                7.00%, due June 1, 2000                                509,350
	500,000	Duke Power Company,
                1st & Refunding Mortgage,
                5.875%, due June 1, 2001                               496,530
	500,000	Emerson Electric
                Company Notes,
                6.30%, due November 1, 2005                            503,675
	500,000	Engelhard Corporation,
                Senior Note,
                7.00%, due August 1, 2001                              513,190
	750,000	Florida Power & Light Company,
                1st Mortgage,
                5.50%, due July 1, 1999                                746,018
	500,000	General Mills Incorporated,
                Medium Term Notes,
                7.50%, due June 5, 2000                                 514,975
	500,000	General Mills Incorporated,
                Medium Term Notes,
                5.98%, due July 9, 2001                                 497,985
	500,000	GTE California Incorporated,
                Debentures, Series A,
                5.625%, due February 1, 2001                            493,720
	500,000	GTE Southwest Incorporated,
                Debentures,
                6.00%, due January 15, 2006                            490,405
	500,000	GTE Southwest Incorporated,
                Debentures,
                6.00%, due February 15, 2008                           489,275
	500,000	Honeywell Incorporated,
                6.75%, due March 15, 2002                              510,555
	500,000	International Business Machines
                Corporation Notes,
                6.375%, due June 15, 2000                              504,975
	500,000	International Business Machines
                Corporation Notes,
                7.25%, due November 1, 2002                            523,590
	500,000	International Paper Company,
                Medium Term Notes,
                8.05%, due March 25, 1999                              508,640
	500,000	Kansas City Power & Light Company,
                Medium Term Notes,
                6.50%, due January 2, 2001                             504,850
      1,000,000 May Department Stores Incorporated,
                6.875%, due November 1, 2005                         1,024,850
	250,000	McDonald's Corporation,
                Series C, Medium Term Notes,
                8.75%, due November 15, 2000                           266,345
        500,000 McDonald's Corporation,
                Medium Term Notes,
                7.375%, due July 15, 2002                              507,010
	500,000	Minnesota Mining & Manufacturing Company,
                Medium Term Notes,
                6.25%, due March 29, 1999                              502,275
	750,000	Monongahela Power Company,
                1st Mortgage,
                5.625%, due April 1, 2000                              743,048
	500,000	Monongahela Power Company,
                1st Mortgage,
                7.375%, due July 1, 2002                               523,140
      1,000,000 New York Telephone
                Company Notes,
                5.875%, due September 1, 2003                          987,430
	500,000	Newell Company,
                Medium Term Notes,
                6.18%, due July 11, 2000                               500,120
	500,000	Northwest Natural Gas Company,
                Secured Medium Term Notes,
                5.98%, due December 15, 2000                           499,660
	500,000	Pacific Bell Telephone
                Company Notes, 7.25%, due July 1, 2002                 521,025
	500,000	Pacific Bell Telephone
                Company Notes, 6.25%, due March 1, 2005                502,020
	500,000	Pacific Gas & Electric Company,
                1st Mortgage,
                6.25%, due March 1, 2004                               500,850
	500,000	PepsiCo,
                Incorporated Notes,
                7.625%, due November 1, 1998                           504,825
      1,000,000 Public Service Company of Oklahoma,
                Medium Term Notes
                6.02%, due March 1, 2001                             1,000,000
	500,000	Sara Lee Corporation,
                Series C, Medium Term Notes,
                6.45%, due September 26, 2005                          505,714
	500,000	Southwestern Bell Capital Corporation,
                Medium Term Notes,
                7.80%, due November 5, 1998                            505,555
	500,000	Southwestern Bell Telephone Company,
                Medium Term Notes,
                6.125%, due March 12, 2001                             502,065
	500,000	Southwestern Bell Telephone Company,
                Medium Term Notes,
                5.77%, due October 14, 2003                            492,965
	500,000	Sysco
                Corporation Notes,
                7.00%, due May 1, 2006                                 523,985
	500,000	Texaco Capital Incorporated,
                Medium Term Notes,
                8.24%, due October 15, 2001                            534,685
      1,000,000 Texas Instruments Incorporated,
                Unsecured Note,
                6.125%, due February 1, 2006                           987,760
	500,000	Tribune Company,
                Medium Term Notes,
                5.30%, due April 17, 2000                              492,940
	500,000	Tribune Company,
                Medium Term Notes,
                5.75%, due September 15, 2003                          490,395
	500,000	Union Electric Company,
                1st Mortgage,
                6.75%, due October 15, 1999                            504,595
	500,000	Union Pacific
                Corporation Notes,
                6.25%, due March 15, 1999                              500,755
	500,000	Union Pacific
                Corporation Notes,
                7.875%, due February 15, 2002                          525,265
	500,000	Union Pacific Railroad Company,
                Equipment Trust, Series C.,
                7.01%, due June 1, 2004                                525,250
	500,000	Wal-Mart Stores Incorporated Notes,
                6.125%, due October 1, 1999                            501,700
        500,000 Wisconsin Electric Power Company,
                6.625%, due November 15, 2006                          511,765
     32,250,000                                                     32,583,865

U.S. GOVERNMENTAL AGENCIES - 9.20%
         40,390 Government National Mortgage Association,
                9.00%, due July 15, 2001                                41,511
         56,226 Government National Mortgage Association,
                8.00%, due February 20, 2002                            57,184
         94,989 Government National Mortgage Association,
                8.50%, due February 20, 2002                            96,937
         32,759 Government National Mortgage Association,
                8.00%, due January 15, 2004                             33,702
	127,842	Government National Mortgage Association,
                9.50%, due April 15, 2005                              135,159
	159,882	Government National Mortgage Association,
                9.75%, due May 15, 2005                                169,033
         76,304 Government National Mortgage Association,
                9.00%, due October 20, 2005                             79,694
	118,928	Government National Mortgage Association,
                7.50%, due February 15, 2006                           122,316
         57,012 Government National Mortgage Association,
                7.50%, due March 15, 2006                               58,781
        114,825 Government National Mortgage Association,
                8.00%, due June 20, 2006                               117,841
	145,574	Government National Mortgage Association,
                8.50%, due July 15, 2006                               151,420
	158,680	Government National Mortgage Association,
                8.00%, due August 15, 2006                             164,941
                55,467 Government National Mortgage Association,
                8.00%, due August 15, 2006                              57,656
	215,175	Government National Mortgage Association,
                7.50%, due August 20, 2006                             220,219
	142,991	Government National Mortgage Association,
                7.50%, due September 15, 2006                          147,428
         75,664 Government National Mortgage Association,
                7.50%, due April 15, 2007                               78,012
        166,825 Government National Mortgage Association,
                7.50%, due March 20, 2009                              171,814
	400,743	Government National Mortgage Association,
                6.00%, due May 15, 2009                                399,024
        319,777 Government National Mortgage Association,
                7.00%, due May 15, 2009                                325,642
        496,487 Government National Mortgage Association,
                6.00%, due April 15, 2011                              494,049
	546,610	Government National Mortgage Association,
                7.00%, due August 20, 2011                             556,640
	439,788	Government National Mortgage Association,
                6.50%, due October 15, 2011                            443,874
	401,884	Government National Mortgage Association,
                7.00%, due October 20, 2011                            409,259
	461,102	Government National Mortgage Association,
                6.50%, due February 15, 2012                           465,385
	481,509	Government National Mortgage Association,
                7.00%, due April 20, 2012                              490,041
	491,401	Government National Mortgage Association,
                6.50%, due September 20, 2012                          493,509
	476,372	Government National Mortgage Association,
                6.50%, due October 20, 2012                            477,520
	497,698	Government National Mortgage Association,
                6.00%, due February 20, 2013                           489,342
	500,000	Government National Mortgage Association,
                6.00%, due March 20, 2013                              491,605
      7,352,904                                                      7,439,538

U.S. GOVERNMENT SECURITIES  - 13.80%
      1,500,000 U.S. Treasury Notes,
                7.125%, due October 15, 1998                         1,512,885
      1,500,000 U.S. Treasury Notes,
                6.375%, due January 15, 1999                         1,509,615
	500,000	U.S. Treasury Notes,
                5.875%, due March 31, 1999                             501,560
      1,000,000 U.S. Treasury Notes,
                6.00%, due October 15, 1999                          1,005,780
        500,000 U.S. Treasury Notes,
                5.50%, due March 31, 2000                              499,295
      1,500,000 U.S. Treasury Notes,
                5.50%, due April 15, 2000                            1,497,420
      1,000,000 U.S. Treasury Notes,
                7.50%, due November 15, 2001                         1,059,220
      1,500,000 U.S. Treasury Notes,
                6.375%, due August 15, 2002                          1,540,545
      1,000,000 U.S. Treasury Notes,
                6.25%, due February 15, 2003                         1,024,530
      1,000,000 U.S. Treasury Notes,
                5.875%, due February 15, 2004                        1,010,000
     11,000,000                                                     11,160,850

GOVERNMENT SPONSORED ENTERPRISES - 32.78%
$	500,000	Federal Farm Credit Bank,
                Medium Term Notes,
                6.70%, due October 11, 2006                     $      520,155
	250,000	Federal Home Loan Banks,
                5.66%, due November 9, 1998                            250,000
	500,000	Federal Home Loan Banks
                6.31%, due March 29, 2001                              506,720
	500,000	Federal Home Loan Banks
                6.18%, due December 19, 2001                           505,310
      1,000,000 Federal Home Loan Mortgage Corporation,
                6.75%, due May 30, 2006                              1,048,750
      1,000,000 Federal Home Loan Mortgage Corporation,
                Deb., 6.13%, due August 19, 1999                     1,003,590
      1,000,000 Federal Home Loan Mortgage Corporation,
                6.05%, due March 12, 2003                              997,190
      1,000,000 Federal National Mortgage Association,
                Series SM-98-G, Deb.,
                7.85%, due September 10, 1998                        1,010,620
	500,000	Federal National Mortgage Association,
                Deb., 5.05%, due November 10, 1998                     496,955
      1,500,000 Federal National Mortgage Association,
                Series H, Deb.,
                7.05%, due December 10, 1998                         1,514,760
      1,000,000 Federal National Mortgage Association,
                Series H, Deb.,
                6.35%, due August 10, 1999                           1,002,810
      1,500,000 Federal National Mortgage Association,
                Deb., 6.10%, due February 10, 2000                   1,508,910
	500,000	Federal National Mortgage Association,
                5.90%, due November 20, 2000                           501,560
      1,000,000 Federal National Mortgage Association,
                Series I, Deb.,
                8.25%, due December 18, 2000                         1,058,280
      1,250,000 Federal National Mortgage Association,
                Deb., 7.50%, due February 11, 2002                   1,318,750
      1,000,000 Federal National Mortgage Association,
                Series SM-E, Deb.,
                7.55%, due April 22, 2002                            1,060,000
	500,000	Federal National Mortgage Association,
                Series K., Deb.,
                7.05%, due November 12, 2002                           523,905
	500,000	Federal National Mortgage Association,
                Deb., 6.80%, due January 10, 2003                       519,375
	498,056	Federal National Mortgage Association,
                6.50%, due November 1, 2004                            501,563
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                5.40%, due March 12, 1999                              498,830
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.36%, due August 16, 2000                             506,875
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                5.72%, due March 8, 2001                               499,220
      1,000,000 Federal National Mortgage Association
                Medium Term Notes,
                6.45%, due April 23, 2001                            1,018,750
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.625%, due May 21, 2001                               511,330
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.41%, due February 6, 2002                            510,155
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.09%, due September 30, 2002                          504,530
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.15%, due January 27, 2003                            495,860
      1,000,000 Federal National Mortgage Association
                Medium Term Notes,
                6.36%, due December 27, 2004                           998,440
	500,000	Federal National Mortgage Association
                Medium Term Notes,
                6.10%, due January 26, 2005                            494,060
      1,000,000 Federal National Mortgage Association
                Medium Term Notes,
                6.82%, due August 23, 2005                           1,048,120
	500,000	Federal National Mortgage Association
                Medium Term Notes
                5.875%, due February 14, 2006                          496,015
      1,500,000 Federal National Mortgage Association
                Medium Term Notes
                6.41%, due March 8, 2006                             1,533,045
	500,000	Federal National Mortgage Association
                Medium Term Notes
                6.96%, due April 2, 2007                               531,795
	500,000	Federal National Mortgage Association
                Medium Term Notes
                6.70%, due June 19, 2007                               522,500
	500,000	Federal National Mortgage Association
                Medium Term Notes
                6.38%, due February 20, 2008                           492,185
     25,998,056                                                     26,510,913

SHORT-TERM CORPORATE NOTES - 3.08%
$	500,000	Abbott Laboratories,
                5.47%, due April 22, 1998                       $      498,329
	500,000	Bell Atlantic,
                5.52%, due April 28, 1998                              497,853
	500,000	Disney Walt Co.,
                5.46%, due April 15, 1998                              498,862
	500,000	Progress Capital Co.,
                5.53%, due April 6, 1998                               499,539
	500,000	Texaco Inc.,
                5.51%, due April 14, 1998                              498,929
      2,500,000                                                      2,493,512

REPURCHASE AGREEMENT -  0.79%
	640,000	Northern Trust Co.,
                5.88%, due April 1, 1998
                (Collateralized by U.S. Treasury Notes,
                6.25%, due April 30, 2001)                             640,000

TOTAL INVESTMENTS - 99.94%                                      $   80,828,678

Other assets less liabilities - 0.06%                                   49,690

TOTAL NET ASSETS - 100.00%
		(equivalent to $11.17 per share;
                20,000,000 shares of $1.00 par value
                capital shares authorized;
                7,237,797 shares outstanding)                   $   80,878,368


BASIS OF DETERMINING MARKET VALUE. Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes both dealer-supplied valuations and electronic data processing techniques. Short-term obligations are valued at amortized cost.

This report has been prepared for the information of the Shareholders of Scout Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.



Board of Directors
and Officers

Board of Directors
  Larry D. Armel
  William E. Hoffman, D.D.S.
  Eric T. Jager
  Stephen F. Rose
  Stuart Wien

Officers
  Larry D. Armel, President
  P. Bradley Adams, Vice President & Treasurer
  Michael A. Brummel, Vice President
  Martin A. Cramer, Vice President & Secretary
  John G. Dyer, Vice President
  Constance E. Martin, Vice President

Investment Counsel
  UMB Bank, n.a., Kansas City, Missouri

Auditors
  Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
  Stradley, Ronon, Stevens & Young,
  Philadelphia, Pennsylvania
  John G. Dyer, Kansas City, Missouri

Custodian
  UMB Bank, n.a., Kansas City, Missouri

Jones & Babson Mutual Funds
P.O. Box 410498
Kansas City, MO 64141-0498
TOLL-FREE (800) 996-2862
www.umb.com


JB27A                                   5/98